Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Communication Services (2.0%)
Liberty Media Corp. - Liberty Live - Class C *	46,373	4,497
Madison Square Garden Sports Corp. *	11,590	2,631
The New York Times Co. - Class A	81,153	4,658

Total		11,786

Consumer Discretionary (10.9%)
Abercrombie & Fitch Co. *	24,829	2,124
Advance Auto Parts, Inc.	25,679	1,577
Black Rock Coffee Bar, Inc. - Class A *	21,329	509
Boot Barn Holdings, Inc. *	11,018	1,826
Carvana Co. *	7,840	2,958
Champion Homes, Inc. *	31,648	2,417
Chewy, Inc. - Class A *	56,795	2,297
Coursera, Inc. *	102,023	1,195
Dorman Products, Inc. *	18,459	2,877
Dutch Bros, Inc. - Class A *	37,905	1,984
FIGS, Inc. - Class A *	309,649	2,072
Kontoor Brands, Inc.	28,937	2,308
Marriott Vacations Worldwide Corp.	34,586	2,302
Meritage Homes Corp.	29,109	2,108
Papa John’s International, Inc.	52,797	2,542
Peloton Interactive, Inc. - Class A *	435,179	3,917
Savers Value Village, Inc. *	192,770	2,554
Steven Madden, Ltd.	89,150	2,985
Strategic Education, Inc.	65,510	5,635
Taylor Morrison Home Corp. *	90,095	5,947
Urban Outfitters, Inc. *	37,099	2,650
Victoria’s Secret & Co. *	87,671	2,379
Visteon Corp.	39,299	4,710
Wingstop, Inc.	3,710	934

Total		62,807

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Consumer Staples (1.7%)
Grocery Outlet Holding Corp. *	150,564	2,416
Post Holdings, Inc. *	35,691	3,836
Reynolds Consumer Products, Inc.	94,113	2,303
Turning Point Brands, Inc.	14,714	1,455

Total		10,010

Energy (6.8%)
Cactus, Inc. - Class A	58,905	2,325
Enerflex, Ltd.	299,139	3,225
Expro Group Holdings NV *	206,273	2,451
Magnolia Oil & Gas Corp. - Class A	140,007	3,342
Matador Resources Co.	112,466	5,053
Noble Corp. PLC	84,954	2,402
PBF Energy, Inc. - Class A	120,126	3,624
Permian Resources Corp.	290,387	3,717
Range Resources Corp.	128,345	4,831
Scorpio Tankers, Inc.	54,542	3,057
TechnipFMC PLC	127,028	5,011

Total		39,038

Financials (27.8%)
Accelerant Holdings - Class A *	35,984	536
Avidia Bancorp, Inc. *	137,265	2,051
Baldwin Insurance Group, Inc. *	49,877	1,407
Banc of California, Inc.	298,115	4,934
BankUnited, Inc.	85,546	3,265
Bullish *	6,303	401
Cathay General Bancorp	69,115	3,318
Coastal Financial Corp. *	48,276	5,222
Columbia Banking System, Inc.	367,636	9,463
Eastern Bankshares, Inc.	301,156	5,466
FB Financial Corp.	118,645	6,613
Flagstar Financial, Inc.	429,626	4,962
Goosehead Insurance, Inc. - Class A	21,343	1,588
HA Sustainable Infrastructure Capital, Inc.	182,093	5,590
Home BancShares, Inc.	186,604	5,281

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)

Financials continued
Houlihan Lokey, Inc.	35,993	7,390
Live Oak Bancshares, Inc.	139,040	4,897
Marqueta, Inc. - Class A *	472,354	2,494
Miami International Holdings, Inc. *	10,721	432
National Bank Holding Corp.	56,348	2,177
Neptune Insurance Holdings, Inc. - Class A *	36,509	730
Oscar Health, Inc. - Class A *	149,209	2,825
PennyMac Financial Services, Inc.	71,052	8,802
PennyMac Mortgage Investment Trust	201,455	2,470
Pinnacle Financial Partners, Inc.	106,108	9,952
Popular, Inc.	37,339	4,742
PRA Group, Inc. *	154,684	2,388
Preferred Bank - Los Angeles	39,331	3,555
Primerica, Inc.	7,837	2,176
RLI Corp.	28,073	1,831
Root, Inc. - Class A *	12,819	1,147
Ryan Specialty Holdings, Inc.	62,901	3,545
Sezzle, Inc. *	17,673	1,406
Southern First Bancshares, Inc. *	32,696	1,443
SouthState Bank Corp.	61,539	6,084
StepStone Group, Inc. - Class A	42,886	2,801
Synovus Financial Corp.	59,940	2,942
Texas Capital Bancshares, Inc. *	67,850	5,735
Towne Bank	142,316	4,920
Walker & Dunlop, Inc.	43,568	3,643
Western Alliance Bancorp	79,606	6,903
WSFS Financial Corp.	56,270	3,035

Total		160,562

Health Care (9.4%)
10X Genomics, Inc. - Class A *	61,375	717
Alignment Healthcare, Inc. *	163,881	2,860
Apellis Pharmaceuticals, Inc. *	21,511	487
Arcellx, Inc. *	24,645	2,023

Small Cap Value Portfolio

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ascendis Pharma A/S, ADR *	8,859	1,761
Avanos Medical, Inc. *	178,071	2,058
Black Diamond Therapeutics, Inc. *	201,600	764
BrightSpring Health Services *	108,418	3,205
Concentra Group Holdings Parent, Inc.	163,198	3,416
Crinetics Pharmaceuticals, Inc. *	27,100	1,129
CRISPR Therapeutics AG *	33,247	2,155
Cytokinetics, Inc. *	121,600	6,683
Doximity, Inc. - Class A *	37,589	2,750
Elanco Animal Health, Inc. *	218,219	4,395
Ensign Group, Inc.	22,239	3,842
Immatics NV *	280,177	2,387
Immunocore Holdings PLC, ADR *	70,211	2,551
Immunovant, Inc. *	48,710	785
Perrigo Co. PLC	61,948	1,380
QuidelOrtho Corp. *	96,912	2,854
Sarepta Therapeutics, Inc. *	78,949	1,521
Sotera Health Co. *	180,313	2,836
Vaxcyte, Inc. *	50,690	1,826

Total		54,385

Industrials (13.4%)
Aebi Schmidt Holding AG	144,375	1,800
Air Lease Corp.	25,515	1,624
Alamo Group, Inc.	7,597	1,450
Allegiant Travel Co. *	51,922	3,155
Arcosa, Inc.	40,552	3,800
Casella Waste Systems, Inc. - Class A *	31,383	2,978
Crane Co.	14,480	2,666
EnPro, Inc.	10,898	2,463
ESAB Corp.	19,586	2,189
ESCO Technologies, Inc.	12,016	2,537
Firefly Aerospace Inc. *	7,889	231
FTI Consulting, Inc. *	11,397	1,842
Hillenbrand, Inc.	21,956	594
JBT Marel Corp.	18,622	2,615
Landstar System, Inc.	12,169	1,491
Leonardo DRS, Inc.	36,985	1,679
Matson, Inc.	21,118	2,082
Mercury Systems, Inc. *	42,215	3,267
MSA Safety, Inc.	11,553	1,988
NEXTracker, Inc. - Class A *	61,135	4,523
Pitney Bowes, Inc.	65,837	751

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Industrials continued
RBC Bearings, Inc. *	11,444	4,467
Rush Enterprises, Inc. - Class A	58,809	3,145
Saia, Inc. *	5,677	1,700
SiteOne Landscape Supply, Inc. *	18,926	2,438
Sunrun, Inc. *	98,181	1,698
UFP Industries, Inc.	31,087	2,906
UL Solutions, Inc. - Class A	52,441	3,716
UniFirst Corp.	7,111	1,189
Valmont Industries, Inc.	7,837	3,039
VSE Corp.	18,670	3,104
WillScot Holdings Corp.	59,243	1,251
Zurn Elkay Water Solutions Corp.	67,477	3,173

Total		77,551

Information Technology (7.8%)
Alarm.com Holdings, Inc. *	22,898	1,215
Applied Digital Corp. *	54,284	1,245
Entegris, Inc.	21,243	1,964
Hut 8 Corp. *	78,112	2,719
i3 Verticals, Inc. - Class A *	55,445	1,800
Intapp, Inc. *	26,893	1,100
JFrog, Ltd. *	51,656	2,445
Lattice Semiconductor Corp. *	46,599	3,417
Littelfuse, Inc.	14,611	3,784
MACOM Technology Solutions Holdings, Inc. *	29,069	3,619
Mirion Technologies, Inc. *	251,999	5,861
nCino, Inc. *	107,338	2,910
PAR Technology Corp. *	49,234	1,949
Sanmina Corp. *	9,330	1,074
Semtech Corp. *	17,534	1,253
TTM Technologies, Inc. *	31,526	1,816
Viavi Solutions, Inc. *	376,838	4,782
Workiva, Inc. *	26,471	2,279

Total		45,232

Materials (4.4%)
Cabot Corp.	25,227	1,918
Commercial Metals Co.	18,744	1,074
Constellium SE *	179,579	2,672
Element Solutions, Inc.	153,856	3,873
H.B. Fuller Co.	29,587	1,754
IAMGOLD Corp. *	151,996	1,965
OR Royalties, Inc.	53,423	2,141
Quaker Chemical Corp.	14,149	1,864
Reliance, Inc.	15,111	4,244
Warrior Met Coal, Inc.	48,007	3,055

Common Stocks (99.2%)	Shares/ Par +	Value $ (000’s)
Materials continued
West Fraser Timber Co., Ltd.	16,245	1,104

Total		25,664

Real Estate (9.0%)
CareTrust REIT, Inc.	131,338	4,555
CubeSmart LP	78,796	3,204
Curbline Properties Corp.	258,825	5,772
EastGroup Properties, Inc.	15,106	2,557
FirstService Corp.	15,633	2,978
Highwoods Properties, Inc.	120,491	3,834
Hudson Pacific Properties, Inc. *	393,227	1,085
Independence Realty Trust, Inc.	314,079	5,148
Kilroy Realty Corp.	109,065	4,608
The Macerich Co.	184,982	3,367
NETSTREIT Corp.	165,803	2,994
Pebblebrook Hotel Trust	269,130	3,065
Ryman Hospitality Properties, Inc.	27,569	2,470
Safehold, Inc.	145,336	2,251
Terreno Realty Corp.	70,582	4,005

Total		51,893

Utilities (6.0%)
California Water Service Group	110,834	5,086
Chesapeake Utilities Corp.	39,770	5,357
Hawaiian Electric Industries, Inc. *	227,143	2,508
IDACORP, Inc.	34,118	4,509
MDU Resources Group, Inc.	135,085	2,406
OGE Energy Corp.	79,027	3,656
Oklo, Inc. *	22,342	2,494
ONE Gas, Inc.	65,885	5,333
Southwest Gas Holdings, Inc.	43,122	3,378

Total		34,727

Total Common Stocks (Cost: $457,881)		573,655

Total Investments (99.2%) (Cost: $457,881)@		573,655

Other Assets, Less Liabilities (0.8%)		4,409

Net Assets (100.0%)		578,064

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $457,881 and the net unrealized appreciation of investments based on that cost was $115,774 which is comprised of $141,736 aggregate gross unrealized appreciation and $25,962 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$573,655	$—	$—

Total Assets:	$573,655	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand